RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended
Dec. 31, 2020
RESTATEMENT OF PRESVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of effect of the restatement on each financial statement line item

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of October 30, 2020 (audited)
Warrant liabilities	$—	$37,573,340	$37,573,340
Total liabilities	—	37,573,340	37,573,340
Class A common stock subject to possible redemption	496,488,280	(37,573,340)	458,914,940
Class A common stock	35	376	411
Additional paid-in capital	5,001,103	785,497	5,786,600
Accumulated deficit	(2,568)	(785,873)	(788,441)
Balance Sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$47,506,670	$47,506,670
Total liabilities	128,958	47,506,670	47,635,628
Class A common stock subject to possible redemption	496,359,540	(47,506,670)	448,852,870
Class A common stock	36	475	511
Additional paid-in capital	5,130,030	10,718,728	15,848,758
Accumulated deficit	(131,310)	(10,719,203)	(10,850,513)
Stockholders' equity	5,000,006	—	5,000,006
Statement of Operations for the period from August 26, 2020 (inception) to December 31, 2020 (audited)
Expensed offering costs	$—	$545,873	$545,873
Loss on sale of private placement warrants	—	(240,000)	(240,000)
Change in fair value of warrant liabilities	—	(9,933,330)	(9,933,330)
Net loss	(131,310)	(10,719,203)	(10,850,513)
Basic and diluted net loss per share, Non-redeemable Class A and Class B common stock	(0.01)	(0.61)	(0.62)
Statement of Cash Flows for the period from August 26, 2020 (inception) to December 31, 2020 (audited)
Cash flow from operating activities:
Net loss	$(131,310)	$(10,719,203)	$(10,850,513)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed offering costs in connection with the issuance of the Public Warrants included in the Units	—	545,873	545,873
Loss on sale of private placement warrants	—	240,000	240,000
Change in fair value of warrant liabilities	—	9,933,330	9,933,330
Supplemental disclosure of non-cash investing and financing activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	37,573,340	37,573,340